Note 25 - Revenue From Contracts With Customers - Disaggregated Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 3,045,811	$ 2,825,427
Americas Segment [Member]
Revenues	1,690,507	1,596,184
EMEA Segment [Member]
Revenues	636,466	623,238
Asia Pacific Segment [Member]
Revenues	542,609	528,360
Investment Management [Member]
Revenues	174,588	76,021
Corporate Segment [Member]
Revenues	1,641	1,624
Lease Brokerage [Member]
Revenues	946,399	903,947
Lease Brokerage [Member] | Americas Segment [Member]
Revenues	691,149	648,815
Lease Brokerage [Member] | EMEA Segment [Member]
Revenues	139,141	139,685
Lease Brokerage [Member] | Asia Pacific Segment [Member]
Revenues	115,916	115,447
Lease Brokerage [Member] | Investment Management [Member]
Revenues	0	0
Lease Brokerage [Member] | Corporate Segment [Member]
Revenues	193	0
Sales Brokerage [Member]
Revenues	775,909	780,884
Sales Brokerage [Member] | Americas Segment [Member]
Revenues	424,703	441,934
Sales Brokerage [Member] | EMEA Segment [Member]
Revenues	192,673	168,796
Sales Brokerage [Member] | Asia Pacific Segment [Member]
Revenues	158,533	170,154
Sales Brokerage [Member] | Investment Management [Member]
Revenues	0	0
Sales Brokerage [Member] | Corporate Segment [Member]
Revenues		0
Property Management [Member]
Revenues	481,914	449,332
Property Management [Member] | Americas Segment [Member]
Revenues	263,126	228,550
Property Management [Member] | EMEA Segment [Member]
Revenues	75,751	84,861
Property Management [Member] | Asia Pacific Segment [Member]
Revenues	143,037	135,921
Property Management [Member] | Investment Management [Member]
Revenues	0	0
Property Management [Member] | Corporate Segment [Member]
Revenues		0
Valuation and Advisory [Member]
Revenues	346,464	323,034
Valuation and Advisory [Member] | Americas Segment [Member]
Revenues	167,919	148,721
Valuation and Advisory [Member] | EMEA Segment [Member]
Revenues	109,517	112,180
Valuation and Advisory [Member] | Asia Pacific Segment [Member]
Revenues	69,028	62,133
Valuation and Advisory [Member] | Investment Management [Member]
Revenues	0	0
Valuation and Advisory [Member] | Corporate Segment [Member]
Revenues		0
Project Management [Member]
Revenues	282,929	249,078
Project Management [Member] | Americas Segment [Member]
Revenues	124,991	109,699
Project Management [Member] | EMEA Segment [Member]
Revenues	113,792	107,149
Project Management [Member] | Asia Pacific Segment [Member]
Revenues	44,146	32,230
Project Management [Member] | Investment Management [Member]
Revenues	0	0
Project Management [Member] | Corporate Segment [Member]
Revenues	0	0
Advisory [Member]
Revenues	152,479	68,648
Advisory [Member] | Americas Segment [Member]
Revenues
Advisory [Member] | EMEA Segment [Member]
Revenues
Advisory [Member] | Asia Pacific Segment [Member]
Revenues
Advisory [Member] | Investment Management [Member]
Revenues	152,479	68,648
Advisory [Member] | Corporate Segment [Member]
Revenues
Incentive Fees [Member]
Revenues	19,162	6,330
Incentive Fees [Member] | Americas Segment [Member]
Revenues
Incentive Fees [Member] | EMEA Segment [Member]
Revenues
Incentive Fees [Member] | Asia Pacific Segment [Member]
Revenues
Incentive Fees [Member] | Investment Management [Member]
Revenues	19,162	6,330
Incentive Fees [Member] | Corporate Segment [Member]
Revenues
Transaction and Other [Member]
Revenues	2,947	1,043
Transaction and Other [Member] | Americas Segment [Member]
Revenues
Transaction and Other [Member] | EMEA Segment [Member]
Revenues
Transaction and Other [Member] | Asia Pacific Segment [Member]
Revenues
Transaction and Other [Member] | Investment Management [Member]
Revenues	2,947	1,043
Transaction and Other [Member] | Corporate Segment [Member]
Revenues
Other Revenue [Member]
Revenues	37,608	43,131
Other Revenue [Member] | Americas Segment [Member]
Revenues	18,619	18,465
Other Revenue [Member] | EMEA Segment [Member]
Revenues	5,592	10,567
Other Revenue [Member] | Asia Pacific Segment [Member]
Revenues	11,949	12,475
Other Revenue [Member] | Investment Management [Member]
Revenues
Other Revenue [Member] | Corporate Segment [Member]
Revenues	$ 1,448	$ 1,624